Share-based compensation - Supervisory Board Members Plan (Details) - Supervisory Board Members Plan	Nov. 12, 2024 USD ($) EquityInstruments item	Nov. 08, 2023 USD ($) EquityInstruments item	Sep. 05, 2023 USD ($) EquityInstruments item	May 08, 2023 USD ($) EquityInstruments item	Jul. 01, 2022 USD ($) EquityInstruments item	Feb. 09, 2022 USD ($) EquityInstruments item
Share-based compensation
Number granted | EquityInstruments	85,502	149,147	11,478	67,264	11,467	22,880
Number of Supervisory Board Members that have been granted awards | item	5	5	1	4	1	4
Grant date fair value | $	$ 6.14	$ 3.52	$ 3.63	$ 4.46	$ 9.68	$ 16.02